Business	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Business [Abstract]
Business
W. P. CAREY & CO. LLC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Note 1. Business

W. P. Carey & Co. LLC (“W. P. Carey” and, together with its consolidated subsidiaries and predecessors, “we”, “us” or “our”) provides long-term financing via sale-leaseback and build-to-suit transactions for companies worldwide and manages a global investment portfolio. We invest primarily in commercial properties domestically and internationally that are generally triple-net leased to single corporate tenants, which requires each tenant to pay substantially all of the costs associated with operating and maintaining the property. We also earn revenue as the advisor to publicly-owned, non-listed real estate investment trusts, which are sponsored by us under the Corporate Property Associates brand name (the “CPA® REITs”) and invest in similar properties. At March 31, 2012, we were the advisor to the following CPA® REITs: Corporate Property Associates 15 Incorporated (“CPA®:15”), Corporate Property Associates 16 – Global Incorporated (“CPA®:16 – Global”) and Corporate Property Associates 17 – Global Incorporated (“CPA®:17 – Global”). We are also the advisor to Carey Watermark Investors Incorporated (“CWI” and, together with the CPA® REITs, the “REITs”), which we formed in March 2008 for the purpose of acquiring interests in lodging and lodging-related properties. At March 31, 2012, we owned and/or managed more than 970 properties domestically and internationally. Our owned portfolio was comprised of our full or partial ownership interest in 156 properties, substantially all of which were net leased to 72 tenants, and totaled approximately 12 million square feet (on a pro rata basis) with an occupancy rate of approximately 93%. In addition, through our consolidated subsidiaries, Carey Storage Management LLC (“Carey Storage”) and Livho, Inc. (“Livho”), we had interests in 21 self-storage properties and a hotel property, respectively, for an aggregate of approximately 0.8 million square feet (on a pro rata basis) at March 31, 2012.

On February 17, 2012, we and CPA®:15 entered into a definitive agreement pursuant to which CPA®:15 will merge with and into one of our newly formed subsidiaries, W. P. Carey Inc. (the “Proposed Merger”) (Note 3). The closing of the Proposed Merger is subject to customary closing conditions, including the approval of our shareholders and the stockholders of CPA®:15. Upon approval of the Proposed Merger and immediately prior thereto, we intend to reorganize as a real estate investment trust (the “Proposed REIT Reorganization”). The Proposed REIT Reorganization is an internal reorganization of our corporate structure into a real estate investment trust to hold substantially all of our real estate assets attributable to our Real Estate Ownership segment, including the assets held by CPA®:15, while the activities conducted by our Investment Management segment subsidiaries will be organized under taxable real estate investment trust subsidiaries (“TRSs”).

Primary Business Segments

Investment Management — We structure and negotiate investments and debt placement transactions for the REITs, for which we earn structuring revenue, and manage their portfolios of real estate investments, for which we earn asset-based management and performance revenue. We earn asset-based management and performance revenue from the REITs based on the value of their real estate-related, self-storage-related and lodging-related assets under management. As funds available to the REITs are invested, the asset base from which we earn revenue increases. In addition, we also receive a percentage of distributions of available cash as defined in the respective advisory agreements from the operating partnerships of CPA®:16 – Global, CPA®:17 – Global and CWI. We may also earn incentive and disposition revenue and receive other compensation in connection with providing liquidity alternatives to the REITs' shareholders.

Real Estate Ownership — We own and invest in commercial properties in the United States of America (“U.S.”) and the European Union that are then leased to companies, primarily on a triple-net lease basis. We may also invest in other properties if opportunities arise. We own interests in the REITs and account for these interests under the equity method of accounting. The equity income or loss from the REITs that is included in our Real Estate Ownership segment represents our proportionate share of the revenue less expenses of the net-leased properties held by the REITs. This treatment is consistent with that of our directly-owned properties.

Note 1. Business

W. P. Carey provides long-term financing via sale-leaseback and build-to-suit transactions for companies worldwide and manages a global investment portfolio. We invest primarily in commercial properties domestically and internationally that are generally triple-net leased to single corporate tenants, which requires each tenant to pay substantially all of the costs associated with operating and maintaining the property. We also earn revenue as the advisor to publicly-owned, non-listed CPA® REITs and invest in similar properties. At December 31, 2011, we were the advisor to the following CPA® REITs: CPA®:15, CPA®:16 – Global and CPA®:17 – Global, and we were the advisor to CPA®:14 until the CPA®:14/16 Merger (Note 3). We are also the advisor to CWI, which invests in lodging and lodging-related properties. At December 31, 2011, we owned and/or managed more than 980 properties domestically and internationally. Our owned portfolio was comprised of our full or partial ownership interest in 157 properties, substantially all of which were net leased to 73 tenants, and totaled approximately 13 million square feet (on a pro rata basis) with an occupancy rate of approximately 93%. In addition, through our Carey Storage and Livho subsidiaries, we had interests in 21 self-storage properties and a hotel property, respectively, for an aggregate of approximately 0.8 million square feet (on a pro rata basis) at December 31, 2011.

Primary Business Segments

Investment Management — We structure and negotiate investments and debt placement transactions for the REITs, for which we earn structuring revenue, and manage their portfolios of real estate investments, for which we earn asset-based management and performance revenue. We earn asset-based management and performance revenue from the REITs based on the value of their assets related to real estate, lodging, and self-storage under management. As funds available to the REITs are invested, the asset base from which we earn revenue increases. In addition, we also receive a percentage of distributions of available cash from the operating partnerships of CPA®:17 – Global and CWI, as well as from the operating partnership of CPA®:16 – Global after the CPA®:14/16 Merger. We may also earn incentive and disposition revenue and receive other compensation in connection with providing liquidity alternatives to the REIT shareholders.

Real Estate Ownership — We own and invest in commercial properties in the U.S. and the European Union that are then leased to companies, primarily on a triple-net lease basis. We may also invest in other properties if opportunities arise. Effective as of January 1, 2011, we include our equity investments in the REITs in our Real Estate Ownership segment. The equity income or loss from the REITs that is now included in our Real Estate Ownership segment represents our proportionate share of the revenue less expenses of the net-leased properties held by the REITs. This treatment is consistent with that of our directly-owned properties.